REVENUES	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
REVENUES
NOTE 9:	REVENUES

The Company recognizes contract liabilities, or deferred revenues, when it receives advance payments from customers before performance obligations have been performed. The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the unsatisfied performance obligations at the end of the reporting period.

The following table presents the changes in deferred revenues balance during the six months ended June 30, 2024:

Six months ended June 30, 2024
$ thousands
Balance, beginning of the period	6,177
New unsatisfied performance obligations	1,720

Reclassification to revenue as a result of satisfying performance obligations	(4,666)

Balance, end of the period	3,231
Less: long-term portion of deferred revenue	670
Current portion, end of period	2,561

Remaining performance obligations represent contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be recognized as revenue in future periods. The following table represents the remaining performance obligations as of June 30, 2024, which are expected to be satisfied and recognized in future periods:

	2025	2026 and thereafter
	$ thousands	$ thousands

Unsatisfied performance obligations	-	670

The Company elected to apply the optional exemption under ASC 606 paragraph 10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less.